INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jun. 28, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL
The following table summarises the movement in net book value for intangible assets and goodwill during the six months ended 28 June 2024:

	Intangible assets	Goodwill
	€ million	€ million
Net book value as at 31 December 2023	12,395	4,514
Acquisition of CCBPI	478	270
Additions	68	—
Amortisation expense	(88)	—
Impairment	(10)	—
Transfers and reclassifications	(5)	—
Currency translation adjustments	51	7
Net book value as at 28 June 2024	12,889	4,791

During the first half of 2024, the Group recognized €10 million of impairment in relation to the Feral brand. The Group is in the process of selling the brand, which has been classified as an asset held for sale in the Group’s condensed consolidated interim statement of financial position as of 28 June 2024. The sale is expected to be consummated before the end of the year.
As part of its half year impairment indicators review, the Group reassessed the value in use assumptions for the Indonesia CGU. The Group estimates that a 1.1% reduction in the terminal growth rate or a 0.8% increase in the discount rate in this CGU, each in isolation, would eliminate existing headroom.